Staff cost - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Profit or loss [abstract]
Wages and salaries	¥ 1,355,281	$ 188,921	¥ 1,217,414	¥ 944,850
Contribution to defined contribution plans	317,790	44,299	354,014	371,458
Cost of share-based payment	7,829	1,091	0	0
Staff severance cost	3,411	475	35,547	19,531
Other employee benefits	86,314	12,032	78,269	83,081
Staff costs	¥ 1,770,625	$ 246,818	¥ 1,685,244	¥ 1,418,920